EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per unit are presented below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands of $, except per unit data)	2017	2016	2017	2016
Net income attributable to general partner and limited partner interests	26,543	55,996	103,925	100,728
Less: distributions paid (1)	(40,807)	(38,199)	(122,421)	(114,579)
(Over)/under distributed earnings	(14,264)	17,797	(18,496)	(13,851)
(Over)/under distributed earnings attributable to:
Common unitholders	(13,979)	8,899	(18,127)	(22,116)
Net income attributable to:
Common unitholders	26,012	44,172	101,846	83,704
Basic:
Weighted average units outstanding (in thousands)	69,248	61,079	68,414	50,485
Diluted:
Weighted average units outstanding (in thousands)	69,248	61,079	68,414	50,485
Earn-out units	749	—	749	—
Common unit and common unit equivalents	69,997	61,079	69,163	50,485

Earnings per unit (basic and diluted):
Basic - Common unitholders	$0.38	$0.72	$1.49	$1.66
Diluted - Common unitholders	$0.37	$0.72	$1.47	$1.66
Cash distributions declared and paid in the period per unit(2):	$0.58	$0.58	$1.73	$1.73
Subsequent event: Cash distributions declared and paid per unit relating to the period(3):	$0.58	$0.58	$0.58	$0.58
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(1) Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three and nine months ended September 30, 2016 of $2.2 million and $6.5 million, respectively.

(2) Refers to cash distribution declared and paid during the period.

(3) Refers to cash distribution declared and paid subsequent to the period end.